INVESTMENTS IN EQUITY (Details Textual) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		$ 58,219		$ 47,242
Payments to Acquire Equity Method Investments		$ 4,212	$ 0
Equity Method Investments, Fair Value Disclosure	$ 2,345
Beijing EMCC Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	25.00%
Equity Method Investments	$ 7,188
Payments to Acquire Equity Method Investments	4,062
Beijing EMCC Technology Co Ltd [Member] | Finite-Lived Intangible Assets [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 3,126